Segment (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment
The Company’s CODM is the senior executive committee that is comprised of the Chief Financial Officer and the Chief Executive Officer.

Clinical Research Segment
Operating expenses:
Direct program expense	$27,398
Indirect program expense	2,157
Workforce salaries and benefits	15,102
Stock-based compensation expense	4,530
General corporate expenses	5,199
Interest and other expense	300

Segment net loss	54,686

Reconciliation of loss:
Interest income	(2,013)

Adjustments and reconciling items	(2,013)

Net loss	$52,673